UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET
TRUST

CITI CASH RESERVES

FORM N-Q
NOVEMBER 30, 2007

Notes to Schedule of Investments (unaudited)

Investment in Liquid Reserves Portfolio, at value $1,342,768,011

1. Organization and Significant Accounting Policies

CitiSM Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a management investment company that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (2.6% at November 30, 2007) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included else where in the report.

Liquid Reserves Portfolio

Schedule of Investments (unaudited)	November 30, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.7%
Asset-Backed Security — 1.0%
$500,000,000	Brigantine High Grade Funding Ltd., 4.718% due 12/20/07 (a)(b)	$500,000,000

Bank Note — 0.9%
440,000,000	Bank of America NA, 5.669% due 8/11/08 (b)	440,000,000

Certificates of Deposit — 5.0%
	American Express Bank:
200,000,000	4.720% due 12/18/07	200,000,000
125,000,000	4.760% due 12/19/07	125,000,000
	American Express Centurion Bank:
200,000,000	4.720% due 12/18/07	200,000,000
125,000,000	4.760% due 12/20/07	125,000,000
240,000,000	HSBC Bank USA, 5.380% due 2/28/08	240,002,821
300,000,000	JPMorgan Chase, 5.130% due 4/14/08	300,000,000
	Wachovia Bank NA:
178,000,000	5.350% due 2/25/08	178,000,000
300,000,000	5.400% due 3/28/08	300,000,000
235,000,000	4.800% due 5/27/08	235,000,000
175,000,000	4.500% due 12/1/08	175,000,000
500,000,000	Wells Fargo Bank, 4.530% due 12/10/07	500,000,000

	Total Certificates of Deposit	2,578,002,821

Certificates of Deposit (Yankee) — 42.3%
450,000,000	Abbey National Treasury, 4.730% due 2/1/08	450,000,000
	ABN Amro Bank:
300,000,000	5.640% due 12/14/07	300,000,000
200,000,000	5.145% due 12/20/07	200,000,000
100,000,000	ABN Amro Bank NV, 5.145% due 1/17/08	100,005,463
250,000,000	ABN-AMRO Holdings NV, 5.145% due 12/19/07	250,000,000
200,000,000	Allied Irish Banks PLC, 4.750% due 5/1/08	200,000,000
	Banco Bilbao:
200,000,000	4.615% due 12/10/07	200,000,194
200,000,000	5.500% due 12/20/07	200,000,000
200,000,000	5.200% due 12/31/07	200,006,142
125,000,000	5.400% due 1/3/08	125,001,071
250,000,000	5.260% due 1/7/08	250,002,397
	Bank of Ireland:
100,000,000	5.145% due 12/20/07	100,000,000
150,000,000	5.135% due 12/21/07	150,000,000
	Bank of Montreal:
100,000,000	5.625% due 12/4/07	100,001,010
242,600,000	4.610% due 12/5/07	242,600,000
300,000,000	5.130% due 12/21/07	300,000,000
140,500,000	5.150% due 12/26/07	140,500,000
	Bank of Nova Scotia:
200,000,000	4.750% due 12/28/07	200,000,000
150,000,000	4.850% due 1/24/08	150,000,000
150,000,000	4.700% due 2/1/08	150,000,000
	Bank of Scotland PLC:
141,100,000	5.020% due 2/25/08	141,106,472
500,000,000	5.251% due 11/19/08 (b)	500,000,000
	Bank of Tokyo:
200,000,000	5.285% due 2/11/08	200,000,000
250,000,000	5.000% due 4/18/08	250,000,000
200,000,000	5.240% due 5/2/08	200,000,000
200,000,000	5.230% due 5/9/08	200,000,000

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Certificates of Deposit (Yankee) — 42.3% (continued)
$250,000,000	5.240% due 5/27/08	$250,000,000
	Barclays Bank PLC NY:
390,000,000	5.370% due 1/29/08	390,000,000
77,500,000	5.390% due 2/4/08	77,500,000
100,000,000	5.393% due 2/4/08	100,033,392
300,000,000	5.010% due 4/18/08	300,000,000
450,000,000	4.720% due 5/1/08	450,000,000
	BNP Paribas NY Branch:
200,000,000	5.285% due 2/8/08	200,000,000
125,000,000	5.200% due 5/13/08	125,000,000
209,000,000	5.260% due 5/14/08	209,000,000
250,000,000	5.390% due 6/23/08	250,000,000
313,200,000	5.380% due 7/11/08	313,200,000
200,000,000	5.385% due 7/16/08	200,000,000
102,000,000	Calyon NY, 5.260% due 3/3/08	101,982,298
	Canadian Imperial Bank:
250,000,000	4.750% due 12/27/07	250,000,000
400,000,000	5.180% due 7/7/08	400,000,000
	Credit Suisse New York:
240,000,000	5.365% due 1/22/08	240,000,000
100,000,000	5.390% due 1/30/08	100,000,000
175,000,000	5.350% due 2/11/08	175,000,000
300,000,000	5.293% due 2/20/08	299,998,377
140,000,000	5.345% due 2/27/08	140,000,000
242,500,000	5.250% due 3/3/08	242,500,000
150,000,000	5.400% due 6/5/08	150,000,000
400,000,000	Depfa Bank PLC, 5.125% due 1/22/08	400,000,000
	Deutsche Bank AG NY:
350,000,000	4.700% due 2/1/08	350,000,000
400,000,000	5.030% due 3/17/08	400,000,000
200,000,000	Dexia Credit Local, 5.090% due 2/28/08	200,000,000
450,000,000	Dexia Credit Local S.A, 4.820% due 1/7/08	450,000,000
	Dresdner Bank AG NY:
200,000,000	4.650% due 12/4/07	200,000,000
200,000,000	5.175% due 12/21/07	200,000,000
248,250,000	4.800% due 2/1/08	248,250,000
200,000,000	5.080% due 3/19/08	200,000,000
	HBOS Treasury Services NY:
200,000,000	5.290% due 1/14/08	199,997,758
100,000,000	5.300% due 1/16/08	100,000,000
158,500,000	5.320% due 1/18/08	158,513,481
200,000,000	5.480% due 3/7/08	200,000,000
100,000,000	5.400% due 7/10/08	100,103,961
200,000,000	KBC Bank N.V., 4.765% due 2/7/08	200,001,811
350,000,000	Landesbank Hessen-Thuringen, 4.665% due 12/28/07	350,001,206
100,000,000	Lloyds Bank PLC, 4.930% due 2/20/08	100,000,000
100,000,000	Norddeutsche Landesbank, 5.250% due 1/22/08	100,000,000
	Nordea Bank Finland NY:
355,000,000	4.820% due 10/22/08	355,304,869
100,000,000	4.700% due 10/24/08	100,125,566
150,000,000	4.670% due 11/5/08	150,000,000
	Rabobank Nederland:
393,000,000	4.600% due 12/6/07	393,000,000
300,000,000	4.750% due 1/30/08	300,000,000
250,000,000	Royal Bank of Canada NY, 4.750% due 12/27/07	250,000,000
150,000,000	Royal Bank of Scotland Group PLC, 5.796% due 9/18/08 (a)(b)	150,000,000

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Certificates of Deposit (Yankee) — 42.3% (continued)
	Royal Bank of Scotland NY:
$375,000,000	5.160% due 1/17/08	$375,027,518
323,550,000	4.800% due 1/29/08	323,415,658
150,000,000	5.410% due 3/11/08	150,000,000
	Skamdinaviska Endkilda Banken Copenhagen:
150,000,000	5.150% due 12/21/07	150,000,000
200,000,000	5.455% due 3/17/08	200,002,837
	Skandinaviska Enskilda Banken:
250,000,000	4.740% due 12/20/07	250,000,000
300,000,000	5.115% due 1/18/08	300,003,153
98,500,000	4.760% due 2/4/08	98,501,703
100,000,000	4.790% due 2/4/08	100,006,805
	Societe Generale N.A.:
363,000,000	5.300% due 1/30/08	363,000,000
100,000,000	5.285% due 2/1/08	100,000,000
313,000,000	5.200% due 7/25/08	313,000,000
300,000,000	Svenska Handelsbanken, 4.740% due 2/1/08	300,000,000
175,000,000	Svenska Handelsbanken NY, 5.100% due 4/3/08	175,000,000
	Svenska Handelsbanken:
200,000,000	5.100% due 1/22/08	200,000,000
175,000,000	NY, 5.005% due 10/9/08	175,007,193
300,000,000	Swedbank Sparbanken Svenge AB, 5.590% due 1/17/08	300,000,000
300,000,000	Toronto Dominion Bank NY, 5.080% due 12/18/07	300,000,000
	UBS AG Stamford CT:
250,000,000	4.635% due 4/28/08	249,930,926
150,000,000	5.030% due 9/15/08	150,000,000
250,000,000	Unicredito Italiano SpA, 5.370% due 2/19/08	250,000,000
	Unicredito Italiano SpA NY:
140,000,000	5.621% due 12/3/07 (b)	140,000,000
50,000,000	5.560% due 12/20/07	50,008,623
141,370,000	4.620% due 8/28/08	141,370,000
100,000,000	Westpac Banking Corp., 4.750% due 2/6/08	99,996,432

	Total Certificates of Deposit (Yankee)	21,573,006,316

Commercial Paper — 24.2%
116,107,000	Abbey National Treasury, 4.652% due 12/3/07 (c)	116,107,000
	Allied Irish Banks PLC:
119,050,000	5.101% due 1/11/08 (a)(c)	118,399,987
300,000,000	4.775% due 2/29/08 (a)(c)	296,553,333
193,000,000	4.795% due 3/5/08 (a)(c)	190,646,687
300,000,000	4.795% due 3/6/08 (a)(c)	296,302,667
	Bank of America Corp.:
250,000,000	5.320% due 12/27/07 (c)	249,133,000
428,500,000	5.180% due 5/1/08 (c)	419,596,128
	Bank of Ireland:
250,000,000	5.138% due 12/27/07 (a)(c)	249,155,000
250,000,000	4.763% due 12/28/07 (a)(c)	249,177,083
261,550,000	4.997% - 5.054% due 1/22/08 (a)(c)	259,742,752
100,000,000	5.183% due 4/11/08 (a)(c)	98,176,389
125,000,000	Carrera Capital Finance LLC, 4.991% due 1/29/08 (a)(b)	125,000,000
	CBA Delaware Finance:
327,400,000	4.769% - 4.794% due 12/28/07 (c)	326,317,952
225,000,000	4.628% due 12/31/07 (c)	224,195,875
	Chesham Finance LLC:
200,000,000	5.374% due 1/2/08 (a)(c)	199,128,333
300,000,000	5.193% due 1/8/08 (a)	299,988,336

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Commercial Paper — 24.2% (continued)
$292,500,000	5.312% - 5.318% due 1/18/08 (a)(c)	$290,590,756
187,000,000	5.302% due 2/4/08 (a)(c)	185,332,661
72,000,000	Cheyne Finance LLC, 5.380% due 1/7/08 (d)(e)(f)	71,633,200
	Danske Corp.:
250,000,000	5.105% due 12/4/07 (a)(c)	249,964,861
274,928,000	5.112% due 12/19/07 (a)(c)	274,310,939
130,500,000	5.251% due 1/18/08 (a)(c)	129,657,913
225,000,000	4.629% due 8/4/08 (a)(c)	218,155,313
233,600,000	Depfa Bank PLC, 4.946% due 2/1/08 (a)(c)	231,700,054
100,000,000	Ebury Finance LLC, 5.313% due 2/4/08 (a)(c)	99,106,625
	General Electric Capital Corp.:
500,000,000	5.227% - 5.231% due 4/25/08 (c)	489,936,000
500,000,000	5.195% due 5/2/08 (c)	489,513,889
143,400,000	5.141% due 6/3/08 (c)	139,791,698
160,480,000	4.497% due 8/25/08 (c)	155,321,905
150,000,000	HSBC USA Inc., 5.095% due 1/18/08 (c)	149,035,917
125,000,000	ING U.S. Funding LLC, 5.068% due 2/19/08 (c)	123,651,250
	JPMorgan Chase:
400,000,000	5.116% due 1/22/08 (c)	397,205,555
350,000,000	5.076% due 3/24/08 (c)	344,610,000
	KBC Financial Products International Ltd.:
100,000,000	4.971% due 12/21/07 (a)(c)	99,753,500
150,000,000	5.342% due 1/10/08 (a)(c)	149,176,667
150,000,000	4.807% due 1/31/08 (a)(c)	148,832,292
204,518,432	KKR Atlantic Funding Trust, 5.150% due 3/13/08 (d)(g)	204,518,432
50,000,000	Morgan Stanley, 4.630% due 2/15/08	50,000,000
200,000,000	Morrigan TRR Funding LLC, 5.300% due 1/25/08 (a)(c)	198,498,333
177,617,000	Natexis Banques, 4.859% due 2/6/08 (c)	176,077,653
	Natixis:
400,000,000	5.153% due 1/11/08 (a)(c)	397,794,334
200,000,000	4.764% due 2/13/08 (a)(c)	198,120,000
245,000,000	4.670% due 4/2/08 (b)	244,383,940
	Sanpaolo IMI U.S. Financial Co.:
300,000,000	4.599% due 12/7/07 (c)	299,847,333
225,000,000	5.148% due 2/1/08 (c)	223,087,500
	Societe Generale N.A.:
120,500,000	5.248% due 1/14/08 (c)	119,790,054
164,000,000	5.287% due 1/29/08 (c)	162,679,595
	Swedbank:
177,650,000	5.008% due 1/15/08 (c)	176,599,644
200,000,000	5.142% due 1/18/08 (c)	198,703,055
176,400,000	4.948% due 1/25/08 (c)	175,127,470
	Toyota Motor Credit Corp.:
100,000,000	5.184% due 5/2/08 (c)	97,906,972
200,000,000	5.193% due 5/9/08 (c)	195,611,111
100,000,000	5.173% due 5/27/08 (c)	97,565,333
	UBS Finance Delaware LLC:
156,750,000	5.240% due 2/4/08 (c)	155,349,635
200,000,000	5.263% due 2/21/08 (c)	197,722,223
188,900,000	5.238% due 6/3/08 (c)	184,060,382
450,000,000	Westpac Banking Corp., 4.628% due 12/7/07 (a)(c)	449,769,500

	Total Commercial Paper	12,358,114,016

Corporate Bonds & Notes — 5.0%
376,053,277	Issuer Entity LLC, 3.479% - 3.489% due 10/30/08 (a)(h)	363,290,206
365,000,000	Merrill Lynch & Co. Inc., 5.889% due 2/11/08	365,000,000

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Corporate Bonds & Notes — 5.0% (continued)
	Pyxis Master Trust:
$200,000,000	5.718% due 12/6/07 (a)(b)	$200,000,000
200,000,000	4.750% due 12/20/07 (a)(b)	200,000,000
200,000,000	4.760% due 12/20/07 (a)(b)	200,000,000
500,000,000	Racers, 5.833% due 1/22/08 (a)(b)	500,000,000
333,000,000	Steers CLN, 5.261% due 6/29/08 (a)(b)	333,000,000
245,327,962	Steers Delaware Business Trust, Senior Secured Notes, 4.813% due 12/27/07
	(a)(b)	245,327,962
140,050,000	Wachovia Bank NA, 5.200% due 10/3/08 (b)	140,006,640

	Total Corporate Bonds & Notes	2,546,624,808

Medium-Term Notes — 8.3%
	Axon Financial Funding LLC:
100,000,000	4.863% due 2/25/08 (d)(f)(i)	100,000,000
225,000,000	4.863% due 3/25/08 (d)(f)(i)	225,000,000
200,000,000	4.844% due 5/15/08 (d)(f)(i)	199,995,598
325,000,000	5.193% due 6/25/08 (d)(f)(i)	324,981,796
100,000,000	5.420% due 7/3/08 (d)(f)(i)	100,000,000
100,000,000	5.420% due 7/15/08 (d)(f)(i)	100,000,000
97,000,000	5.425% due 7/15/08 (d)(f)(i)	96,994,233
350,000,000	Bear Stearns Cos. Inc., 4.580% due 1/9/08 (b)	350,000,000
	Cheyne Finance LLC:
200,000,000	4.590% due 12/17/07 (d)(e)(f)	200,000,000
150,000,000	4.565% due 12/17/07 (d)(e)(f)	150,000,000
100,000,000	4.590% due 12/17/07 (d)(e)(f)	100,000,000
200,000,000	Cullinan Finance Corp., 4.570% due 1/11/08 (a)(b)	199,992,528
1,353,000,000	Morgan Stanley Master Note, 4.988% due 12/3/07	1,353,000,000
	Nightingale Finance LLC:
75,000,000	5.868% due 5/16/08 (a)(b)	74,996,752
100,000,000	5.679% due 6/18/08 (a)(b)	99,991,796
100,000,000	5.193% due 6/25/08 (a)(b)	99,994,383
200,000,000	Premier Asset Collateralized Entity LLC, Medium-Term Notes, 4.632% due
	1/15/08 (a)(b)	199,997,637
	Sigma Finance Inc.:
28,750,000	5.311% due 1/9/08 (a)(c)	28,599,007
175,000,000	5.390% due 2/4/08 (a)	174,998,498
75,000,000	White Pine Finance LLC, 4.615% due 3/19/08 (a)(b)	74,995,820

	Total Medium-Term Notes	4,253,538,048

Promissory Note — 0.6%
300,000,000	Goldman Sachs Group Inc., 4.660% due 6/25/08	300,000,000

Time Deposits — 11.5%
410,000,000	Abbey National Treasury Grand Cayman Services, 4.650% due 12/3/07	410,000,000
316,341,000	Banco Santander SA, 4.813% due 12/3/07	316,341,000
150,000,000	BNP Paribas Grand Cayman, 4.720% due 12/3/07	150,000,000
1,700,000,000	Calyon Grand Cayman, 4.680% due 12/3/07	1,700,000,000
250,000,000	CBIC Grand Cayman, 4.875% due 12/3/07	250,000,000
350,000,000	Dexia Credit Local NY, 4.875% due 12/3/07	350,000,000
500,000,000	Fortis Bank NY, 4.700% due 12/3/07	500,000,000
430,000,000	JPMorgan Chase, 4.813% due 12/3/07	430,000,000
1,100,000,000	RBS, 4.650% due 12/3/07	1,100,000,000
250,000,000	Royal Bank of Canada NY, 4.875% due 12/3/07	250,000,000
400,000,000	Svenska Handelsbanken Grand Cayman, 4.750% due 12/3/07	400,000,000

	Total Time Deposits	5,856,341,000

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

	Face
	Amount	Security	Value

U .S. Government Agencies — 1.0%
		Federal Home Loan Bank (FHLB), Bonds:
	$100,000,000	4.500% due 10/24/08	$100,123,085
	86,500,000	4.375% due 11/13/08	86,548,246
	115,000,000	4.652% due 12/3/08 (b)	115,000,000
		Federal National Mortgage Association (FNMA):
	77,250,000	Discount Notes, 4.263% due 10/31/08 (c)	74,327,439
	131,900,000	Notes, 5.000% due 9/15/08	132,561,639

		Total U.S. Government Agencies	508,560,409

U	.S. Government Obligation — 0.9%
	480,000,000	U.S. Treasury Bills, 0.010% due 6/5/08	472,053,172

		TOTAL INVESTMENTS — 100.7% (Cost — $51,386,240,590#)	51,386,240,590
		Liabilities in Excess of Other Assets — (0.7)%	(356,830,798)

		TOTAL NET ASSETS — 100.0%	$51,029,409,792

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
(c)	Rate shown represents yield-to-maturity.
(d)	Illiquid security.
(e)	On October 17, 2007, an insolvency event was declared. The Portflio has determined that it is currently in its best interest to continue to hold these securities.
(f)	Date shown is the date of the next interest rate change. Both principal and interest are currently in default.
(g)

The Portfolio received partial principal payments and the remaining principal was restructured with a maturity date of March 13, 2008. The Portfolio has determined that it is currently in its best interest to continue to hold these securities.

(h)

The Portfolio received partial principal payments and the remaining principal was restructured with a maturity date of October 30, 2008. The Portfolio has determined that it is currently in its best interest to continue to hold these securities.

(i)	On November 20, 2007, an insolvency event was declared. The Portfolio has determined that it is currently in its best interest to continue to hold these securities.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2007, all investors in the Portfolio were funds advised or administered by the manager of the fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

(c) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 28, 2008